Cover	Apr. 27, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 27, 2023
Entity File Number	000-55445
Entity Registrant Name	DREAM HOMES & DEVELOPMENT CORPORATION
Entity Central Index Key	0001518336
Entity Tax Identification Number	26-4012225
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	314 Rt 9 Forked River
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08731
City Area Code	(609)
Local Phone Number	693-8881
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	DREM
Entity Emerging Growth Company	false